CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
CONTRACT ASSETS
Schedule of contract assets

	December 31, 2021	December 31, 2020
Related parties	1,685	79
Others	4,330	1,875
	6,015	1,954